Share Based Compensation	12 Months Ended
Dec. 31, 2023
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION
15.	SHARE BASED COMPENSATION

(a) Options issued in 2020

The Group granted 11,719 shares of options to three non-employees to purchase ordinary shares with the exercise price of $240.0 per share on March 19, 2020. The expiration date of these options is March 19, 2023.

The Group granted 521 shares of warrants to an advisory company to purchase ordinary shares with the exercise price of $1.92 per share on May 18, 2020. The expiration date of these warrants is May 18, 2027. The recipients received such warrants for bringing to the Company a merger possibility and have the ability to exercise the warrants into ordinary shares of the Company at the time of their own choosing by the expiration date or by the closing of a merger brought forth by them, whichever occurs earlier.

In December 2020, the Group decided to cancel all the shares of options as of December 31, 2019 and replaced with issuing ordinary shares.

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		($)	(Years)	($)
Outstanding, January 1, 2021	12,240	230.40	2.39	4,828
Granted	-	-	-	-
Forfeited	-	-	-	-
Outstanding, December 31, 2021	12,240	230.40	1.39	-

Outstanding, January 1, 2022	12,240	230.40	1.39	-
Granted	-	-	-	-
Forfeited	-	-	-	-
Outstanding, December 31, 2022	12,240	230.40	0.39	-

Outstanding, January 1, 2023	12,240	230.40	0.39	-
Granted	-	-	-	-
Forfeited	(11,719)	-	-	-
Outstanding, December 31, 2023	521	230.40	3.38	-

As of December 31, 2022 and 2023, the Group had options outstanding to purchase an aggregate of 12,240 shares and 521 shares, respectively with exercise prices above the fair value of the Group’s shares, resulting in aggregate intrinsic value of nil.

No compensation expenses relating to share options granted to employees recognized for the years ended December 31, 2021, 2022 and 2023.

(b) Ordinary shares issued in 2021

During fiscal 2021, the Group issued 49,582 ordinary shares to certain employees and non-employees. $17,308 recorded as general and administrative expenses, nil recorded as selling and marketing expenses and $225 recorded as research and development expenses. The ordinary shares issued were fully vested as of December 31, 2021.

(c) Ordinary shares issued in 2022

During fiscal 2022, the Group issued 328,798 ordinary shares to certain employees and non-employees. $2,291 recorded as general and administrative expenses, $47 recorded as selling and marketing expenses and $1,048 recorded as research and development expenses. The ordinary shares issued were fully vested as of December 31, 2022.

(d) Ordinary shares issued in 2023

During fiscal 2023, the Group issued 12,912,096 ordinary shares to certain employees and non-employees. $6,467 recorded as general and administrative expenses, $28 recorded as selling and marketing expenses and $1,274 recorded as research and development expenses. The ordinary shares issued were fully vested as of December 31, 2023.